iShares
®
Texas Equity ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 0.7%
ATI, Inc.
(a)
.............................. 391 $ 77,066
Firefly Aerospace, Inc.
(a)(b)
................... 225 6,615
Intuitive Machines, Inc., Class A
(a)(b)
............. 361 7,722
Kratos Defense & Security Solutions, Inc.
(a)
....... 534 26,625
118,028
a
Automobile Components  — 0.0%
XPEL, Inc.
(a)
............................ 83 4,117
a
Automobiles  — 10.6%
Tesla, Inc.
(a)
............................. 4,260 1,791,756
a
Banks  — 0.6%
Cullen/Frost Bankers, Inc. ................... 170 26,268
First Financial Bankshares, Inc. ............... 378 13,079
Hilltop Holdings, Inc. ....................... 114 4,421
International Bancshares Corp. ............... 156 11,848
Prosperity Bancshares, Inc. .................. 279 20,375
South Plains Financial, Inc. .................. 44 1,896
Southside Bancshares, Inc. .................. 73 2,569
Stellar Bancorp, Inc. ....................... 134 5,269
Texas Capital Bancshares, Inc. ............... 123 12,701
Third Coast Bancshares, Inc.
(a)
................ 44 1,778
Triumph Financial, Inc.
(a)
.................... 63 4,807
105,011
a
Beverages  — 0.7%
Keurig Dr Pepper, Inc. ..................... 3,742 122,476
a
Biotechnology  — 0.8%
Caris Life Sciences, Inc.
(a)
................... 356 6,344
CG oncology, Inc.
(a)
....................... 208 14,779
Natera, Inc.
(a)
........................... 394 106,951
Taysha Gene Therapies, Inc.
(a)
................ 631 4,297
132,371
a
Building Products  — 0.6%
AZZ, Inc. .............................. 85 13,179
Builders FirstSource, Inc.
(a)
.................. 303 27,112
CSW Industrials, Inc. ...................... 46 12,802
Lennox International, Inc. ................... 91 52,139
Quanex Building Products Corp. ............... 122 2,272
107,504
a
Capital Markets  — 2.7%
Charles Schwab Corp. (The) ................. 4,720 435,514
TPG, Inc., Class A ........................ 423 17,153
Victory Capital Holdings, Inc., Class A ........... 121 10,171
462,838
a
Chemicals  — 0.4%
ASP Isotopes, Inc.
(a)(b)
...................... 387 2,407
Celanese Corp., Class A
(b)
................... 323 14,858
Huntsman Corp. ......................... 485 5,151
LyondellBasell Industries N.V., Class A .......... 745 39,224
Westlake Corp. .......................... 95 6,935
68,575
a
Commercial Services & Supplies  — 1.9%
Copart, Inc.
(a)
........................... 2,547 71,800
Ennis, Inc. ............................. 70 1,487
Waste Management, Inc. .................... 1,075 239,596
312,883
a
Security Shares Value
a
Communications Equipment  — 0.2%
Applied Optoelectronics, Inc.
(a)
................ 223 $ 33,040
Vistance Networks, Inc.
(a)
................... 620 7,923
40,963
a
Construction & Engineering  — 4.1%
AECOM ............................... 372 25,966
Arcosa, Inc. ............................ 140 20,341
Comfort Systems USA, Inc. .................. 101 200,177
Fluor Corp.
(a)
............................ 405 21,218
IES Holdings, Inc.
(a)
....................... 25 18,366
Orion Group Holdings, Inc.
(a)
................. 110 1,850
Primoris Services Corp. .................... 155 15,364
Quanta Services, Inc. ...................... 431 310,337
Sterling Infrastructure, Inc.
(a)
................. 87 73,024
686,643
a
Construction Materials  — 0.1%
Eagle Materials, Inc. ....................... 90 20,250
United States Lime & Minerals, Inc. ............. 29 3,035
23,285
a
Consumer Finance  — 0.2%
FirstCash Holdings, Inc. .................... 116 25,093
a
Consumer Staples Distribution & Retail  — 0.7%
Sysco Corp. ............................ 1,381 115,424
a
Diversified Consumer Services  — 0.2%
Carriage Services, Inc., Class A ............... 43 1,649
Service Corp. International .................. 387 29,396
31,045
a
Diversified Telecommunication Services  — 4.3%
AST SpaceMobile, Inc., Class A
(a)(b)
............. 739 65,667
AT&T, Inc. .............................. 19,564 404,975
Space Exploration Technologies Corp., Class A
(a)(b)
.. 1,528 261,074
731,716
a
Electric Utilities  — 0.5%
NRG Energy, Inc. ......................... 587 85,737
a
Electrical Equipment  — 0.2%
Hyliion Holdings Corp.
(a)
.................... 360 1,875
Powell Industries, Inc. ...................... 83 23,768
25,643
a
Electronic Equipment, Instruments & Components  — 1.0%
Flex Ltd.
(a)
.............................. 1,057 171,308
a
Energy Equipment & Services  — 4.2%
Archrock, Inc. ........................... 492 20,029
Atlas Energy Solutions, Inc., Class A ............ 233 3,870
Baker Hughes Co., Class A .................. 2,867 159,118
Bristow Group, Inc. ....................... 75 3,099
Cactus, Inc., Class A ...................... 202 10,348
Core Laboratories, Inc. ..................... 109 1,270
Expro Group Holdings N.V.
(a)(b)
................ 215 3,176
Flowco Holdings, Inc., Class A ................ 102 2,177
Forum Energy Technologies, Inc.
(a)
............. 32 1,607
Halliburton Co. .......................... 2,406 81,684
Helix Energy Solutions Group, Inc.
(a)
............ 370 3,234
Innovex International, Inc.
(a)
.................. 135 3,348
Kodiak Gas Services, Inc. ................... 290 21,788
National Energy Services Reunited Corp.
(a)
....... 173 5,178
Noble Corp. PLC ......................... 362 13,503
NOV, Inc. .............................. 1,031 19,125

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Texas Equity ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Energy Equipment & Services (continued)
Oceaneering International, Inc.
(a)
.............. 279 $ 11,305
Patterson-UTI Energy, Inc. .................. 983 9,024
ProPetro Holding Corp.
(a)
.................... 274 3,929
Seadrill Ltd.
(a)
........................... 176 6,656
Select Water Solutions, Inc., Class A ............ 329 6,573
SLB Ltd. ............................... 4,318 200,744
Solaris Energy Infrastructure, Inc., Class A ........ 150 12,069
TechnipFMC PLC ........................ 1,141 75,648
TETRA Technologies, Inc.
(a)
.................. 413 4,679
Tidewater, Inc.
(a)
......................... 139 9,262
Weatherford International PLC ................ 204 16,626
709,069
a
Entertainment  — 0.1%
Cinemark Holdings, Inc. .................... 300 9,519
a
Financial Services  — 0.1%
Corebridge Financial, Inc. ................... 711 20,356
a
Food Products  — 0.1%
Darling Ingredients, Inc.
(a)
................... 452 24,688
a
Gas Utilities  — 0.5%
Atmos Energy Corp. ....................... 476 82,001
a
Health Care Equipment & Supplies  — 0.1%
Integer Holdings Corp.
(a)
.................... 96 8,971
Omnicell, Inc.
(a)
.......................... 125 5,190
Strive, Inc., Class B
(a)
...................... 179 1,953
16,114
a
Health Care Providers & Services  — 2.1%
Addus HomeCare Corp.
(a)
................... 50 5,024
AMN Healthcare Services, Inc.
(a)
............... 106 3,431
Castle Biosciences, Inc.
(a)
................... 71 1,693
Concentra Group Holdings Parent, Inc. .......... 332 9,877
CorVel Corp.
(a)
........................... 92 5,752
McKesson Corp. ......................... 354 267,482
Nutex Health, Inc.
(a)
....................... 14 2,393
Sonida Senior Living, Inc.
(a)
.................. 81 3,305
Tenet Healthcare Corp.
(a)
.................... 247 46,209
U.S. Physical Therapy, Inc. .................. 40 2,747
347,913
a
Hotel & Resort REITs  — 0.0%
Summit Hotel Properties, Inc. ................. 294 2,061
a
Hotels, Restaurants & Leisure  — 0.2%
Brinker International, Inc.
(a)
.................. 123 20,664
Sabre Corp.
(a)
........................... 836 1,747
Target Hospitality Corp.
(a)
................... 115 2,342
Wingstop, Inc. ........................... 78 13,526
38,279
a
Household Durables  — 1.0%
DR Horton, Inc. .......................... 726 118,251
Green Brick Partners, Inc.
(a)
.................. 85 6,803
LGI Homes, Inc.
(a)
........................ 61 3,885
Somnigroup International, Inc. ................ 588 46,099
175,038
a
Household Products  — 0.6%
Kimberly-Clark Corp. ...................... 954 104,721
a
Security Shares Value
a
Independent Power and Renewable Electricity Producers  — 1.2%
Talen Energy Corp.
(a)
...................... 130 $ 49,954
Vistra Corp. ............................ 971 154,030
203,984
a
Insurance  — 0.3%
Globe Life, Inc. .......................... 225 40,203
Goosehead Insurance, Inc., Class A
(a)
........... 67 3,249
Skyward Specialty Insurance Group, Inc.
(a)
........ 113 6,594
Stewart Information Services Corp. ............. 82 5,414
55,460
a
Interactive Media & Services  — 0.2%
Match Group, Inc. ........................ 671 25,532
a
IT Services  — 0.2%
Applied Digital Corp.
(a)(b)
.................... 735 27,416
a
Leisure Products  — 0.1%
YETI Holdings, Inc.
(a)
...................... 217 10,755
a
Machinery  — 8.8%
Alamo Group, Inc. ........................ 30 4,935
Caterpillar, Inc. .......................... 1,312 1,397,149
CECO Environmental Corp.
(a)
................. 149 13,520
Chart Industries, Inc.
(a)
..................... 139 29,043
Flowserve Corp. ......................... 368 27,291
Trinity Industries, Inc. ...................... 228 7,884
1,479,822
a
Marine Transportation  — 0.1%
Kirby Corp.
(a)
............................ 154 20,939
a
Media  — 0.1%
Nexstar Media Group, Inc., Class A ............. 82 14,644
a
Metals & Mining  — 0.1%
Commercial Metals Co. ..................... 318 19,955
United States Antimony Corp.
(a)(b)
.............. 424 3,078
23,033
a
Multi-Utilities  — 0.5%
CenterPoint Energy, Inc. .................... 1,889 83,192
a
Oil, Gas & Consumable Fuels  — 27.3%
APA Corp. ............................. 1,018 33,156
Cheniere Energy, Inc. ...................... 604 144,362
Chevron Corp. ........................... 5,358 888,142
Chord Energy Corp. ....................... 163 18,631
Comstock Resources, Inc.
(a)
.................. 200 2,984
ConocoPhillips .......................... 3,522 366,147
Crescent Energy Co., Class A ................ 732 7,188
CVR Energy, Inc. ......................... 85 2,341
Diamondback Energy, Inc. ................... 553 97,206
EOG Resources, Inc. ...................... 1,546 200,563
Excelerate Energy, Inc., Class A ............... 82 3,115
Expand Energy Corp. ...................... 657 59,912
Exxon Mobil Corp. ........................ 11,999 1,640,503
HF Sinclair Corp. ......................... 447 31,134
Kinder Morgan, Inc. ....................... 5,616 179,544
Kinetik Holdings, Inc., Class A ................ 150 7,251
Kosmos Energy Ltd.
(a)
...................... 1,693 3,572
Magnolia Oil & Gas Corp., Class A ............. 524 13,404
Matador Resources Co. .................... 333 16,577
Murphy Oil Corp. ......................... 391 12,731
NextDecade Corp.
(a)
....................... 475 3,581
Occidental Petroleum Corp. .................. 2,094 101,706

iShares
®
Texas Equity ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Par Pacific Holdings, Inc.
(a)
.................. 135 $ 7,571
Permian Resources Corp., Class A ............. 2,281 41,993
Phillips 66 .............................. 1,158 195,760
Range Resources Corp. .................... 673 25,029
Sable Offshore Corp.
(a)(b)
.................... 380 1,170
Talos Energy, Inc.
(a)
....................... 342 4,415
Targa Resources Corp. ..................... 613 164,370
Texas Pacific Land Corp. .................... 170 74,399
Uranium Energy Corp.
(a)
.................... 1,390 14,817
VAALCO Energy, Inc. ...................... 238 1,209
Valero Energy Corp. ....................... 855 222,676
Viper Energy, Inc., Class A .................. 547 23,193
4,610,352
a
Passenger Airlines  — 0.6%
American Airlines Group, Inc.
(a)
................ 1,884 34,044
Southwest Airlines Co. ..................... 1,330 68,388
102,432
a
Professional Services  — 0.4%
Insperity, Inc. ............................ 118 4,874
Jacobs Solutions, Inc. ...................... 337 42,462
KBR, Inc. .............................. 362 12,500
59,836
a
Real Estate Management & Development  — 0.7%
CBRE Group, Inc., Class A
(a)
................. 843 113,544
Forestar Group, Inc.
(a)
...................... 56 1,772
Howard Hughes Holdings, Inc.
(a)
............... 85 6,077
121,393
a
Residential REITs  — 0.5%
Camden Property Trust ..................... 284 32,515
Invitation Homes, Inc. ...................... 1,711 51,689
NexPoint Residential Trust, Inc. ............... 67 1,871
86,075
a
Retail REITs  — 0.1%
NETSTREIT Corp. ........................ 279 5,895
Whitestone REIT, Class B ................... 131 2,484
8,379
a
Semiconductors & Semiconductor Equipment  — 5.0%
Ambiq Micro, Inc.
(a)
........................ 52 4,592
Cirrus Logic, Inc.
(a)
........................ 147 21,834
Diodes, Inc.
(a)
........................... 130 14,227
Silicon Laboratories, Inc.
(a)
................... 93 20,326
T1 Energy, Inc.
(a)(b)
........................ 505 4,787
Texas Instruments, Inc. ..................... 2,626 782,732
848,498
a
Software  — 7.9%
Alkami Technology, Inc.
(a)(b)
.................. 173 3,135
Crowdstrike Holdings, Inc., Class A
(a)
............ 725 553,276
Digital Turbine, Inc.
(a)
...................... 318 4,102
Security Shares Value
a
Software (continued)
Oracle Corp. ............................ 4,949 $ 725,276
Q2 Holdings, Inc.
(a)
........................ 179 8,610
SailPoint, Inc.
(a)(b)
......................... 189 2,767
Tyler Technologies, Inc.
(a)
................... 121 35,388
1,332,554
a
Specialized REITs  — 2.5%
Crown Castle, Inc. ........................ 1,260 95,420
Digital Realty Trust, Inc. .................... 1,010 181,376
Fermi, Inc.
(a)
............................ 593 5,432
Public Storage ........................... 456 145,149
427,377
a
Specialty Retail  — 0.3%
Academy Sports & Outdoors, Inc. .............. 184 8,672
GameStop Corp., Class A
(a)(b)
................. 1,183 26,121
Group 1 Automotive, Inc. .................... 33 9,608
Sally Beauty Holdings, Inc.
(a)
................. 274 3,874
Upbound Group, Inc. ...................... 140 2,971
51,246
a
Technology Hardware, Storage & Peripherals  — 3.2%
Dell Technologies, Inc., Class C ............... 869 374,939
Hewlett Packard Enterprise Co. ............... 3,824 172,500
547,439
a
Trading Companies & Distributors  — 0.2%
DNOW, Inc.
(a)
........................... 529 6,861
DXP Enterprises, Inc.
(a)
..................... 37 6,243
NPK International, Inc.
(a)
.................... 266 4,232
Rush Enterprises, Inc., Class A ............... 174 12,700
Rush Enterprises, Inc., Class B ............... 26 1,989
32,025
a
Total Long-Term Investments — 99.8%
(Cost: $13,624,248) ................................. 16,864,558
a
Short-Term Securities
Money Market Funds  —  2.4%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.82%
(c)(d)(e)
...................... 382,091 382,205
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.62%
(c)(d)
............................ 29,803 29,803
a
Total Short-Term Securities — 2.4%
(Cost: $412,007) ................................... 412,008
Total Investments — 102.2%
(Cost: $14,036,255) ................................. 17,276,566
Liabilities in Excess of Other Assets — (2.2)% ............... (374,905)
Net Assets — 100.0% ................................. $ 16,901,661
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Texas Equity ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 31,169 $ 351,032
(a)
$ — $ 3 $ 1 $ 382,205 382,091 $ 67
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 42,506 — (12,703)
(a)
— — 29,803 29,803 330 —
$ — $ 3 $ 1
$ 412,008
$ 397 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ............................................................ 2 09/18/26 $ 30 $ 615

iShares
®
Texas Equity ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026

Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 16,864,558  $ —  $ —  $ 16,864,558
Short-Term Securities
Money Market Funds ...................................... 412,008  —  —  412,008
$ 17,276,566  $ —  $ —  $ 17,276,566
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 615  $ —  $ —  $ 615
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)